Periods Ended 12/31/01               1 Year      5 Years       10 Years

Equity Income Fund                   1.64%       10.93%         13.96%

Lipper Equity Income
Funds Average                       -5.65         8.13          11.02

S&P 500 Stock Index                -11.89        10.70          12.94